Prepayments, Other Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments, Other Receivables and Other Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Assets
	As of December 31,
	2024	2025
	$’000	$’000
Current:
Prepayments (Note i)	1,981	1,716
VAT deductible tax	910	468
Deposits and other receivables	250	907
	3,141	3,091
Non-current:

Other receivables and other assets	304	253
	304	253
Total	3,445	3,344